Lease Arrangements - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Current portion (classified under other current liabilities)	$ 155	$ 416
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities (Notes 9 and 17)	Other current liabilities (Notes 9 and 17)
Noncurrent portion	$ 93	$ 84
Lease liabilities	$ 248	$ 500